Related Party Transactions - Schedule of Loans Guaranteed by Related Party (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Other related parties [Member]
Related Party Transaction [Line Items]
Due from other related parties	¥ 5,100